Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Mundoval Fund
Account Value [Line Items]
Line Graph and Table Measure Name			Mundoval Fund
Account Value	$ 21,517	$ 21,517	$ 21,517	$ 19,214	$ 16,297	$ 19,128	$ 13,711	$ 12,750	$ 11,858	$ 10,522	$ 8,680	$ 9,871	$ 10,000
Average Annual Return, Percent	11.98%	11.03%	7.96%
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Account Value	$ 24,021	$ 24,021	$ 24,021	$ 19,986	$ 16,864	$ 19,687	$ 14,159	$ 13,767	$ 12,948	$ 11,655	$ 9,861	$ 10,143	$ 10,000
Average Annual Return, Percent	20.19%	11.78%	9.16%